Revenue Recognition (Details) - schedule of revenue from contracts with customers - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue Recognition (Details) - schedule of revenue from contracts with customers [Line Items]
Insurance brokerage commissions	$ 295,343	$ 638,574
Securities brokerage commissions	1,178,062	565,517
Market making commissions and fees	1,069,656	2,717,614
Total revenue from contracts with customers	2,543,061	3,921,705
Geographic revenue	2,543,061	3,921,705
Hong Kong [Member]
Revenue Recognition (Details) - schedule of revenue from contracts with customers [Line Items]
Geographic revenue	1,473,405	1,204,091
Cayman Islands [Member]
Revenue Recognition (Details) - schedule of revenue from contracts with customers [Line Items]
Geographic revenue	$ 1,069,656	$ 2,717,614